DEPOSITS BY BANKS	6 Months Ended
Jun. 30, 2026
Disclosure Of Deposits From Banks [Abstract]
DEPOSITS BY BANKS	16. DEPOSITS BY BANKS

	30 June 2026	31 December 2025
	£m	£m
Items in the course of transmission[1]	625	572
Deposits held as collateral	435	543
Other deposits[2]	6,947	5,622
	8,007	6,737
1 Includes £500m (2025: £503m) of balances relating to settlement activities.
2 Includes balance drawn from the TFSME of £4.5bn (2025: £3.9bn).